SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Mar. 31, 2014
Property and equipment, net
Leasehold improvements, useful lives, if shorter than lease terms	5 years
Building
Property and equipment, net
Useful lives	30 years
Computer equipment | Minimum
Property and equipment, net
Useful lives	3 years
Computer equipment | Maximum
Property and equipment, net
Useful lives	5 years
Furniture, fixtures and office equipment
Property and equipment, net
Useful lives	5 years
Software | Minimum
Property and equipment, net
Useful lives	3 years
Software | Maximum
Property and equipment, net
Useful lives	5 years
Motor vehicles
Property and equipment, net
Useful lives	5 years